Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD TRUSTEES' EQUITY FUND
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Retail | Vanguard Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate returns that have low correlation with the returns of the stock and bond markets and seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to generate returns by utilizing several alternative strategies that, individually and collectively, are expected to have low correlation with traditional capital markets and that collectively are expected to have lower volatility than the overall U.S. stock market. The strategies are based on the advisor’s view regarding investable opportunities across capital markets. The Fund pursues strategies that include the following: long/short equity, event driven, fixed income relative value, currencies, commodity-linked investments, and equity index futures. The Fund will hold long and/or short positions within each strategy in an allocation that attempts to minimize market exposure, while attempting to capture attractive risk premiums identified by the advisor. The advisor expects that, over the long term, the assets underlying its long positions will outperform (appreciate more than or depreciate less than) the assets underlying its short positions.

The Fund implements these strategies by investing—either directly or indirectly through a wholly owned subsidiary—in a broad range of investments that may include, but are not limited to, the following: equities; fixed income instruments; options; foreign currency exchange forward contracts; futures, including commodity, global equity index, and U.S. and foreign Treasury futures; and swaps.

The Fund seeks to generate absolute returns independent of market conditions, while managing volatility by combining strategies with different volatility patterns. The Fund is expected to utilize leverage in an attempt to match the expected risk profile of each individual strategy and the fund overall to a targeted level. A strategy will generate a positive return if stocks or other instruments held long (long positions) in the aggregate outperform stocks or other instruments sold short (short positions). This will happen if the long positions increase in value (appreciate) while the short positions decline in value (depreciate) or if the long positions appreciate more than, or depreciate less than, the short positions.

The Fund has adopted a risk methodology that targets a fixed range of volatility set by the advisor. This fixed range of volatility may change from time to time. The advisor will consider risk level of the individual strategies, composition of the portfolio, and market conditions when determining the fixed volatility range.

Although the Fund generally expects to maintain an approximate equal weighting among the strategies, the advisor may increase or decrease a strategy’s weighting within the Fund to a level deemed appropriate to further the Fund’s investment objective. In addition, the advisor may discontinue use of any of the strategies or add one or more new strategies if deemed to be in the best interests of the Fund.

The strategies employed by the Fund include:

• Long/Short Equity: The Fund may engage in strategies that seek to provide both long and short exposure to equity securities. This strategy involves simultaneously purchasing equities (e.g., U.S. and foreign stocks) the advisor expects to increase in value (i.e., investing long) and selling equities the advisor expects to decrease in value (i.e., short selling). This strategy may maintain overweightings in a variety of industry and sector exposures when seeking to capitalize on pricing inefficiencies between related equity securities. When taking a short position, the Fund sells a stock that it does not own and then borrows the stock from a third party to meet its settlement obligations. The Fund seeks to reduce the net exposure of the overall portfolio to general market movements and to minimize volatility by simultaneously engaging in long investing and short selling.

• Event Driven: The Fund may engage in event driven strategies, which seek to profit from investing in, and in some cases shorting, the securities (e.g., U.S. and foreign stocks) of a company based on the belief that a specific event or catalyst will affect the price of the company’s stock. This strategy attempts to capitalize on price discrepancies and returns generated by an impending corporate activity, such as an acquisition or merger. The advisor may also engage in this strategy using futures, forwards, or swaps. Foreign currency exchange forward contracts may be used to hedge currency risks presented by securities transactions. Swaps and futures may be used to create synthetic exposure to securities.

• Fixed Income Relative Value: The Fund may seek to profit by capitalizing on perceived mispricing of various liquid fixed income or interest rate-sensitive securities. This strategy will employ a variety of quantitative and qualitative methods to identify securities it believes are mispriced or display liquidity discrepancies based on historical, fundamental, or technical factors. The advisor may also engage in this strategy primarily using U.S. Treasury futures.

• Currencies: The Fund may utilize this strategy to benefit from expected currency movements across countries through the use of long and short foreign currency exchange forward contracts. The Fund seeks to benefit from premiums associated with selling currencies of countries with poor fundamental characteristics and purchasing currencies of countries with strong fundamental characteristics.

• Commodity-Linked Investments: The Fund may engage in investments that create both long and short exposure to commodities by using exchange-traded commodity futures contracts, commodity-linked swaps, or other commodity-linked investments. Commodities include real assets such as agricultural products, livestock, precious and industrial metals, and energy products. The Fund typically obtains exposure to commodities by investing a portion of its assets in a wholly owned subsidiary, which in turn invests in commodity-linked investments and fixed income securities. The Fund may also obtain exposure to commodities by investing directly in commodity-linked investments. Commodity-linked investments include commodity futures contracts, commodity-linked structured notes, commodity-linked swaps, exchange-traded commodity pools or funds, and other commodity-linked instruments.

• Equity Index Futures: The Fund may utilize long and short positions in global equity index futures to capture excess return opportunities. The Fund seeks to benefit from global differences in market and fundamental characteristics by buying equity index futures with strong characteristics and selling equity index futures with poor characteristics.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short, intermediate, or even long periods of time. Returns may vary substantially over time, and there is no guarantee that the Fund will achieve its investment objective or that any of its investment strategies individually or collectively will succeed.

The Fund’s strategies involve the use of leverage, so its investment program may be considered speculative and is expected to involve considerable risks. The Fund could lose money at any time and may underperform the markets in which it invests during any given period, regardless of whether such markets rise or fall.

The Fund is subject to the risks described below. Each of these risks, alone or in combination with other risks, has the potential to hurt Fund performance, sometimes significantly.

Absolute Return Investing Risk

Absolute return investing is complex and may involve greater risk than investing in a traditional portfolio of stocks, bonds, and cash. There is no guarantee that the performance of the Fund will have low correlation with the returns of traditional capital markets. It is possible that the Fund’s investment returns may converge with the investment returns of equity or fixed income markets during a period of declining stock prices, thereby eliminating the diversification benefit that the advisor expects from the strategies. During these times, the strategies’ correlations could increase, which in turn could increase the Fund’s overall volatility.

Manager Risk

The Fund is subject to manager risk, which is the chance that poor investment selections, poor asset allocation decisions, and/or poor strategy execution by the advisor will cause the Fund to fail to achieve its objective or to generate lower returns than would be achieved from different investment selections and/or asset allocation decisions. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Derivatives Risk

The use of derivatives—such as futures contracts, foreign currency exchange forward contracts, swap agreements, options, and warrants—presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index, or reference rate. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control, in particular derivatives contracts. Some contract positions, such as commodity futures contracts, held by the Fund and/or the subsidiary may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which may adversely affect the Fund’s total return. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.

Short-Selling Risk

Short-selling risk is the chance that the Fund will lose money in connection with its short sales of securities or other instruments. Short selling allows an investor to profit from declines in the prices of securities or other instruments. There is no guarantee that the price of the securities or other instruments will decline; in fact, it may rise. To generate cash to close out a short position, the Fund may have to sell a related long position at a disadvantageous time. The Fund’s loss on a short sale is potentially unlimited, because there is no limit on the price a security or instrument sold short could attain.

Commodity-Linked Investment Risk

The Fund has the ability to obtain commodity exposure by investing directly in commodity-linked investments or investing indirectly in those investments through a wholly owned subsidiary organized under the laws of the Cayman Islands. These investments subject the Fund to risks associated with investments in commodities. Commodity futures trading is volatile and even a small movement in market prices could cause large losses. Commodity-linked investment risks include commodity futures trading risk, counterparty risk, derivatives risk, and tax risk. These risks are described under More on the Fund. Investment in a wholly owned subsidiary also subjects the Fund to subsidiary investment risk, manager risk, and tax risk. These subsidiary-related risks are also described in more detail under More on the Fund. In particular, the subsidiary will not be organized as a mutual fund that is registered under any U.S. federal or state securities laws, including the Investment Company Act of 1940. The tax treatment of the Fund’s investment in the subsidiary may be adversely affected by changes in laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary.

Leverage Risk

Leverage risk is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.

Stock Market Risk

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

Currency Risk

The Fund is subject to currency risk, which is the chance that the Fund could suffer losses from currency-related investments. For example, if positions the Fund holds long decline in value and/or positions the Fund holds short increase in value, then the Fund could incur a loss. Currency prices can be highly volatile and trading currencies for non-hedging purposes is generally considered speculative and involves a high risk of a substantial loss of invested capital.

Nondiversification Risk

The Fund is also subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short, intermediate, or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk The Fund is also subject to nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Effective November 1, 2019, the FTSE 3-month US T-Bill Index +4% was replaced with the FTSE 3-month Treasury Bill Index in order to align with the Fund’s investment objective and risk methodology. The Spliced Alternative Strategies Index reflects the performance of the FTSE 3-month US T-Bill Index +4% through October 31, 2019, and the FTSE 3-month Treasury Bill Index thereafter. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Alternative Strategies Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 5.22% (quarter ended March 31, 2016), and the lowest return for a quarter was –2.61% (quarter ended December 31, 2016).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2019, the FTSE 3-month US T-Bill Index +4% was replaced with the FTSE 3-month Treasury Bill Index in order to align with the Fund’s investment objective and risk methodology. The Spliced Alternative Strategies Index reflects the performance of the FTSE 3-month US T-Bill Index +4% through October 31, 2019, and the FTSE 3-month Treasury Bill Index thereafter.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Alternative Strategies Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20	[1]
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.33%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	none	[2]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total of Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[3]
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 822
2016	rr_AnnualReturn2016	2.61%	[4]
2017	rr_AnnualReturn2017	0.35%	[4]
2018	rr_AnnualReturn2018	2.28%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.61%)
1 Year	rr_AverageAnnualReturnYear01	2.28%
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015
Retail | Vanguard Alternative Strategies Fund | Return After Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.97%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015
Retail | Vanguard Alternative Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015
Retail | Vanguard Alternative Strategies Fund | FTSE 3-month US T-Bill Index +4%
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.15%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015	[5]
Retail | Vanguard Alternative Strategies Fund | Spliced Alternative Strategies Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015	[5]
Retail | Vanguard Alternative Strategies Fund | FTSE 3-month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 11, 2015	[5]

[1]	/year
[2]	0.00%
[3]	The Fund's custodian has contractually agreed to waive a portion of its custody fee based on an offset arrangement. The Fund's Total Annual Fund Operating Expenses after the custody fee offset was 0.65%.
[4]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2019, was 8.39%.
[5]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)